Condensed Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Orko Silver Corporation [Member]	Joaquin [Member]	Common Stock [Member]	Common Stock [Member] Orko Silver Corporation [Member]	Common Stock [Member] Joaquin [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Orko Silver Corporation [Member]	Additional Paid-in Capital [Member] Joaquin [Member]	Accumulated (Deficit) [Member]	Accumulated (Deficit) [Member] Orko Silver Corporation [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Orko Silver Corporation [Member]
Balances at Dec. 31, 2009	$ 1,998,046			$ 803			$ 2,444,262			$ (447,024)		$ 5
Balances (in shares) at Dec. 31, 2009				80,310
Net income (loss)	(91,308)									(91,308)
Common Stock issued for payment of principal, interest and financing fees on 6.5% Senior Secured Notes (in shares)				1,357
Other comprehensive loss (loss)	(5)
Common stock issued for payment of principal, interest and financing fees on 6.5% Senior Secured Notes	20,006			13			19,993
Common Stock issued to extinguish 3.25% and 1.25% debt (in shares)				7,639
Common stock issued to extinguish 3.25% and 1.25% debt	113,434			77			113,357
Common stock issued/cancelled under long-term incentive plans and director fees and options, net (in shares)				10
Common stock issued/cancelled under long-term incentive plans and director fees and options, net	594						594
Other	(5)											(5)
Balances at Dec. 31, 2010	2,040,767			893			2,578,206			(538,332)
Balances (in shares) at Dec. 31, 2010				89,316
Net income (loss)	93,499									93,499
Other comprehensive loss (loss)	(4,975)											(4,975)
Common stock issued/cancelled under long-term incentive plans and director fees and options, net (in shares)				339
Common stock issued/cancelled under long-term incentive plans and director fees and options, net	7,430			4			7,426
Balances at Dec. 31, 2011	2,136,721			897			2,585,632			(444,833)		(4,975)
Balances (in shares) at Dec. 31, 2011				89,655
Net income (loss)	48,677									48,677
Other comprehensive loss (loss)	(2,746)											(2,746)
Common stock issued for acquisition (in shares)						1,310
Common stock issued for acquisition			30,000			13			29,987
Common stock share buy back, (in shares)				(893)
Common stock share buy back	(19,971)			(9)			(19,962)
Common stock issued/cancelled under long-term incentive plans and director fees and options, net (in shares)				270
Common stock issued/cancelled under long-term incentive plans and director fees and options, net	5,599			2			5,597
Balances at Dec. 31, 2012	2,198,280			903			2,601,254			(396,156)		(7,721)
Balances (in shares) at Dec. 31, 2012				90,342
Net income (loss)	(22,770)			0			0			(22,770)		0
Other comprehensive loss (loss)	6,170			0			0			0		6,170
Common stock issued for acquisition (in shares)					11,573
Common stock issued for acquisition		173,363			116			173,247			0		0
Warrants issued for the acquisition of Orko Silver Corp., Value	5,777			0			5,777			0		0
Common stock share buy back, (in shares)				(655)
Common stock share buy back	(12,557)			(7)			(12,550)			0		0
Common stock issued/cancelled under long-term incentive plans and director fees and options, net (in shares)				307
Common stock issued/cancelled under long-term incentive plans and director fees and options, net	3,229			4			3,225			0
Balances at Jun. 30, 2013	$ 2,351,492			$ 1,016			$ 2,770,953			$ (418,926)		$ (1,551)
Balances (in shares) at Jun. 30, 2013				101,567